SUBSEQUENT EVENTS (Details Narrative) - USD ($)						3 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 28, 2025	Jan. 05, 2025	Jan. 02, 2025	Dec. 01, 2024	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 03, 2025	Dec. 13, 2024	Mar. 29, 2024
Subsequent Event [Line Items]
Debt instrument periodic payment in cash					$ 25,000
Debt monthly payments amount						$ 2,890,000		$ 2,890,000	$ 0
Common stock, shares issued						12,476,780		12,455,252	3,500,000
Professional fees						$ 292,131	$ 114,391	$ 438,461	$ 349,031
Four Non Employee Directors [Member]
Subsequent Event [Line Items]
Share price											$ 9.50
Common Class A [Member]
Subsequent Event [Line Items]
Share price												$ 0.025
Common stock, shares issued								12,455,252	3,500,000
Subsequent Event [Member] | Investor [Member]
Subsequent Event [Line Items]
Common stock, shares issued	1,250,000
Subsequent Event [Member] | Chief Revenue Officer [Member]
Subsequent Event [Line Items]
Share price	$ 1.59
Professional fees	$ 62,500
Subsequent Event [Member] | Streeterville Capital LLC [Member]
Subsequent Event [Line Items]
Investors beneficial ownership percentage		9.99%
Subsequent Event [Member] | Streeterville Capital LLC [Member]
Subsequent Event [Line Items]
Debt prepayment percentage		20.00%
Outstanding balance debt amount		$ 3,597,501.71
Debt monthly payments amount		$ 582,000
Floor price		$ 1.25
Sale of stock, shares		1,250,000
Sale of stock, value		$ 125
Subsequent Event [Member] | Two Individuals [Member]
Subsequent Event [Line Items]
Share price										$ 2.51
Subsequent Event [Member] | Common Class A [Member] | Chief Revenue Officer [Member]
Subsequent Event [Line Items]
Common stock, shares issued	39,266
Subsequent Event [Member] | Common Class A [Member] | Four Non Employee Directors [Member]
Subsequent Event [Line Items]
Shares issued			2,632
Subsequent Event [Member] | Common Class A [Member] | Two Individuals [Member]
Subsequent Event [Line Items]
Shares issued for services			11,000
Director Agreements [Member]
Subsequent Event [Line Items]
Share price			$ 2.51
Director Agreements [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued			2,632
Director Agreements [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Stock issued during period value share based compensation				$ 100,000
Debt instrument periodic payment in cash				$ 25,000
Share price	$ 1.59
Professional fees	$ 25,000
Director Agreements [Member] | Subsequent Event [Member] | Common Class A [Member]
Subsequent Event [Line Items]
Common stock, shares issued	15,690
Patent Monetization Agreement [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Debt payments terms		the Company under the Patent Monetization Agreement, (ii) the payment of $300,000 to Janbella Group, LLC (in satisfaction of which Janbella Group, LLC will release AMV of its $300,000 repayment obligation to Janbella Group, LLC) as soon as the Investor (defined above) has been repaid in full, and (iii) the issuance by the Company to AMV’s owners in the aggregate of a number of shares of common stock equal to $35,000,000 divided by the closing price of the Company’s common stock